Common Stock (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	May. 10, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	May. 12, 2014
Number of shares authorized issuance		75,000,000			75,000,000	75,000,000
Number of common stock issued for acquisition value				$ 34,200
Shares issued price per share		$ .10				$ .10
Number of common stock shares issued for marketing services		215,000
Ocean Pure Media Corporation [Member]
Number of common stock issued for acquisition value					$ 34,200
Hannah Grabowski [Member]
Number of common stock issued for acquisition value			$ 250,000
Number of common stock shares issued for acquisition			250
Shares issued price per share			$ .001	$ .001
Wayne Berian [Member]
Number of shares authorized issuance		3,000,000				3,000,000
Shares issued price per share		$ .10				$ .10
Shareholders [Member] | Ocean Pure Media Corporation [Member]
Number of common stock issued for acquisition value	$ 342,000
Number of common stock shares issued for acquisition					42,000
Shares issued price per share					$ .10
MMT, Inc. [Member]
Number of shares authorized issuance							450,000
Shares issued price per share							$ .10
Investors [Member]
Number of common stock shares issued for acquisition						94,500
Shares issued price per share		$ .10				$ .10
Founder [Member]
Number of shares authorized issuance			6,500,000	6,500,000